4. INCOME TAXES	12 Months Ended
Jun. 30, 2018
Income Tax Disclosure [Abstract]
INCOME TAXES

(4)	INCOME TAXES

The Company has identified its federal tax return and its state tax return in Massachusetts as “major” tax jurisdictions. The periods subject to examination for its federal and state income tax returns are the years ended in 2017 and thereafter. The Company believes its income tax filing positions and deductions will be sustained on audit and it does not anticipate any adjustments that would result in a material change to its financial position. Therefore, no liabilities for uncertain income tax positions have been recorded.

The provision for income taxes in the accompanying consolidated statements of operations consists of the minimum statutory state income tax liability of $912 for the years ended June 30, 2018 and 2017.

A reconciliation of the federal statutory rate to the Company’s effective tax rate for the fiscal years ended June 30, 2018 and 2017 is as follows:

	2018	2017
Income tax expense (benefit) at federal statutory rate	(21.0)%	(34.0)%
Increase (decrease) in tax resulting from:
State taxes, net of federal benefit	(6.3)	(5.4)
Change in valuation allowance	20.4	30.9
Stock based compensation	4.5	8.0
Nondeductible items	2.3	0.2
Prior-year tax adjustments	–	0.2
Effective tax rate	(0.1)%	(0.1)%

The components of deferred tax assets and liabilities at June 30, 2018 and 2017 are approximately as follows:

	2018	2017
Deferred tax assets:
Net operating loss carry forwards	$2,601,000	$3,716,000
Tax credit carry forwards	377,000	404,000
Reserves and accruals not yet deducted for tax purposes	360,000	383,000
Total deferred tax assets	3,338,000	4,503,000
Valuation allowance	(3,338,000)	(4,503,000)
Net deferred tax asset	$–	$–

The Company has provided a valuation allowance to reduce the net deferred tax asset to an amount the Company believes is “more likely than not” to be realized. The valuation allowance decreased in fiscal 2018, as compared to the prior year, by approximately $1,165,000, net of the effect of the reduction in the Federal corporate income tax rate to 21% pursuant to the Tax Cuts and Jobs Act effective December 22, 2017 for tax years beginning after 2017.

At June 30, 2018, the Company had federal and state net operating loss carry forwards of approximately $5,516,000 and $2,915,000, respectively, which will, if not used, expire at various dates from 2019 through 2037. In addition, the Company had net operating loss carry forwards from its Hong Kong operations of approximately $2,252,000, which carry forward indefinitely.